TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade receivables net

	December 31,
	2023	2022
Open accounts (1)	$4,684	$5,945
Less-allowance for credit losses	(904)	(1,101)
Trade receivables, net	$3,780	$4,844

(1)	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.

Schedule of movement in allowance credit losses

U.S. dollars in thousands
Balance as of January 1, 2022	$1,256
Change in provision for the year	282
Derecognition of bad debts	(437)
Balance as of December 31, 2022	1,101
Change in provision for the year	(131)
Derecognition of bad debts	(66)
Balance as of December 31, 2023	$904

Schedule of credit risk exposure

	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,817	$167	$271	$314	$253	$862	$4,684
Allowance for doubtful accounts	$7	$12	$19	$44	$235	$587	$904
Trade receivables, net	$2,810	$155	$252	$270	$18	$275	$3,780

December 31, 2022:

	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$1,570	$999	$357	$330	$491	$2,198	$5,945
Allowance for doubtful accounts	$4	$87	$48	$60	$78	$824	$1,101
Trade receivables, net	$1,566	$912	$309	$270	$413	$1,374	$4,844